Restatement - Schedule of Consolidated Balance Sheets (Details) - USD ($)		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents		$ 211,863,630	$ 21,301
Restricted cash		146,043	39,196
Advance to suppliers, net		1,440,000
Inventories		2,106,957
Prepaid expenses and other current assets		24,722,060	7,315,190
Total current assets		240,278,690	13,866,225
Non-current assets:
Property and equipment, net		1,657,466	33,476
Intangible assets, net		6,569
Operating lease right-of-use asset, net		5,328,786
PIPE escrow account		100,000,005
Long-term investments
Total non-current assets		106,992,826	33,476
TOTAL ASSETS		347,271,516	13,899,701
Current liabilities:
Accounts payable		4,911,590	8,106,757
Loans from a third party		16,818,419	25,391,607
Warrant liabilities		500,662
Accrued expenses and other current liabilities		33,096,002	28,347,242
Lease liabilities, current		1,549,725
Total current liabilities		66,538,864	69,387,516
Non-current liabilities:
Lease liabilities, non current		3,920,806
Total non-current liabilities		8,843,093
TOTAL LIABILITIES		75,381,957	69,387,516
Shareholders’ equity
Class A Ordinary shares	[1]	3,272	3,272
Class B Ordinary Shares	[1]	25,346	20,731
Subscription receivables		(575,587)	(2,717)
Additional paid-in capital		576,820,410	208,989,097
Accumulated deficit		(299,219,980)	(251,515,328)
Accumulated other comprehensive loss		(2,585,643)	(10,035,875)
NWTN Shareholders’ equity/(deficit)		274,467,818	(52,540,820)
Non-controlling interests		(2,578,259)	(2,946,995)
Total Shareholders’ equity/(deficit)		271,889,559	(55,487,815)	$ (208,027,666)	$ (182,430,422)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		347,271,516	13,899,701
Related Party [Member]
Current liabilities:
Amounts due to related parties		9,662,466	7,541,910
Non-current liabilities:
Amounts due to a related party, non-current		4,922,287
As previously reported [Member]
Current assets:
Cash and cash equivalents		211,863,630
Restricted cash		146,043
Advance to suppliers, net		1,440,000
Inventories		2,106,957
Prepaid expenses and other current assets		24,722,060
Total current assets		240,278,690
Non-current assets:
Property and equipment, net		1,705,339
Intangible assets, net		6,569
Operating lease right-of-use asset, net		5,328,786
PIPE escrow account		100,000,005
Long-term investments		2,887,272
Total non-current assets		109,927,971
TOTAL ASSETS		350,206,661
Current liabilities:
Accounts payable		4,955,086
Loans from a third party		16,818,419
Warrant liabilities		500,662
Accrued expenses and other current liabilities		33,507,781
Lease liabilities, current		1,549,725
Total current liabilities		63,131,125
Non-current liabilities:
Lease liabilities, non current		3,920,806
Total non-current liabilities		8,843,093
TOTAL LIABILITIES		71,974,218
Shareholders’ equity
Subscription receivables		(575,587)
Additional paid-in capital		576,270,758
Accumulated deficit		(292,234,660)
Accumulated other comprehensive loss		(2,684,640)
NWTN Shareholders’ equity/(deficit)		280,804,489
Non-controlling interests		(2,572,046)
Total Shareholders’ equity/(deficit)		278,232,443
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		350,206,661
As previously reported [Member] | Related Party [Member]
Current liabilities:
Amounts due to related parties		5,799,452
Non-current liabilities:
Amounts due to a related party, non-current		4,922,287
Restatement adjustments [Member]
Current assets:
Cash and cash equivalents
Restricted cash
Advance to suppliers, net
Inventories
Prepaid expenses and other current assets
Total current assets
Non-current assets:
Property and equipment, net		(47,873)
Intangible assets, net
Operating lease right-of-use asset, net
PIPE escrow account
Long-term investments		(2,887,272)
Total non-current assets		(2,935,145)
TOTAL ASSETS		(2,935,145)
Current liabilities:
Accounts payable		(43,496)
Loans from a third party
Warrant liabilities
Accrued expenses and other current liabilities		(411,779)
Lease liabilities, current
Total current liabilities		3,407,739
Non-current liabilities:
Lease liabilities, non current
Total non-current liabilities
TOTAL LIABILITIES		3,407,739
Shareholders’ equity
Subscription receivables
Additional paid-in capital		549,652
Accumulated deficit		(6,985,320)
Accumulated other comprehensive loss		98,997
NWTN Shareholders’ equity/(deficit)		(6,336,671)
Non-controlling interests		(6,213)
Total Shareholders’ equity/(deficit)		(6,342,884)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		(2,935,145)
Restatement adjustments [Member] | Related Party [Member]
Current liabilities:
Amounts due to related parties		3,863,014
Non-current liabilities:
Amounts due to a related party, non-current
Class A Ordinary Shares [Member]
Shareholders’ equity
Class A Ordinary shares		3,272
Class A Ordinary Shares [Member] | As previously reported [Member]
Shareholders’ equity
Class A Ordinary shares		3,272
Class A Ordinary Shares [Member] | Restatement adjustments [Member]
Shareholders’ equity
Class A Ordinary shares
Class B Ordinary Shares [Member]
Shareholders’ equity
Class B Ordinary Shares		25,346
Class B Ordinary Shares [Member] | As previously reported [Member]
Shareholders’ equity
Class B Ordinary Shares		25,346
Class B Ordinary Shares [Member] | Restatement adjustments [Member]
Shareholders’ equity
Class B Ordinary Shares

[1]	Shares are related to the reverse recapitalization for the business combination and reorganization for the founding shareholders are presented on a retroactive basis to reflect both the reverse recapitalization and the reorganization.